John Hancock
MUTUAL FUNDS

John Hancock
Retirement Distribution Portfolio

PROSPECTUS 12–26–07 AS REVISED 9–30–08

➤ CLASS A SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Retirement Portfolio

Table of contents

Fund summary		Fund details		Your account
A concise look at the fund’s investment		More about topics covered in the sum-		How to place an order to buy, sell or
goal, its main strategies and main		mary section, including descriptions of		exchange fund shares, as well as infor-
risks, its past performance and the		the various risk factors that investors		mation about the fund’s business policies
costs of investing.		should understand before investing.		and any distributions it may pay.

2	Retirement Distribution Portfolio	6	Other permitted investments	9	How to calculate your
initial investment
3	Principal risks	6	Who’s who
				10	How sales charges are calculated
		8	Description of funds
				10	Sales charge reductions and waivers
				11	Opening an account
				12	Buying shares
				13	Selling shares
				15	Transaction policies
				17	Distributions and account policies
				18	Additional investor services
For more information See back cover

Overview

This prospectus provides information about the Retirement Distribution Portfolio (the “Fund”), which is a fund of John Hancock Funds II (“JHF II”). The Fund is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”) and may also invest in other funds for which the fund’s investment adviser or any of its affiliates serves as investment adviser (collectively with the JHF II funds and the JHF III funds, each referred to as “Affiliated Underlying Funds”). The Fund may also invest in funds where the adviser is not the same as, or affiliated with, the adviser to the Fund, including exchange traded funds (ETFs). (“Nonaffiliated Underlying Funds”). (Collectively, Affiliated Underlying Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). In addition, the Fund may invest in securities and certain derivative instruments directly. The Fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. Distributions are not guaranteed and may include, at times, a return of capital (i.e., a return of your original investment).

The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

This prospectus relates to the Class A of the Fund.

Risks of Mutual Funds

Mutual funds such as the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Fund, be sure to read all risk disclosure carefully before investing.

Fund summary

John Hancock Funds II
Retirement Distribution Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited
Class / Ticker A / JRDAX

Goal and strategy

The Fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the Fund seeks capital appreciation. This investment objective is nonfundamental, which means that it can be changed by the Board of Trustees of the Fund without shareholder approval.

The Fund is designed for investors seeking an attractive level of distributions and the potential for modest capital appreciation over the long term.

The initial targeted annual distribution rate is $0.60 per share. This distribution rate is not guaranteed and may be decreased or increased in the future. Possible reasons for changing the annual distribution rate include, but are not limited to, changes in market returns (both positive and negative) and the reinvestment of Excess Distributions as described under “Excess Distributions and Reduction of Target Distributions Per Share” below. The prospectus will be supplemented when the distribution rate is changed. The current distribution rate is available at jhfunds.com.

The Fund may not have sufficient income from dividends, interest and distributable capital gains to pay the targeted distribution rate. Therefore, the Fund’s policy of paying consistent distributions may result in a return of capital to shareholders (i.e., a shareholder would receive a portion of his or her investment back in the form of distributions). For further information on return of capital, see “Distributions and Account Policies — Return of Capital.” The Fund’s payout ratio (the distribution rate divided by the Fund’s net asset value (“NAV”) per share) will change each time the NAV of the Fund changes (which is usually daily). For example, the initial payout ratio will be 6% assuming the initial NAV is $10 per share ($0.60 ÷ $10). However, if the NAV increases to $10.50 per share, then the payout ratio decreases to 5.71% ($0.60 ÷ $10.50) . If the NAV decreases to $9.50 per share, then the payout ratio increases to 6.32% ($0.60 ÷ $9.50) . Since the payout ratio varies daily, see “Your Account – How to Calculate Your Initial Investment” below to determine the number of shares you should purchase in order to receive a specific distribution amount. The distribution rate is not guaranteed and may be decreased or increased in the future.

You should avoid purchasing Fund shares shortly before the Fund makes a distribution because doing so can increase your taxes. This is known as “buying a dividend.” For example, on December 15, you invest $5,000, buying 500 shares at $10 per share. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $9 (not counting market change). While you would still have $5,000 (500 shares x $9 = $4,500 plus $500 in distributions ($500 shares x $1 = $500), you owe tax on the $500 distribution, even if you reinvest the distribution in additional shares. Although the Fund seeks capital appreciation as a secondary objective, the Fund is not designed for significant wealth accumulation and is primarily intended to provide for distribution of assets over the long term.

The Fund may close to new investors and to additional investment by existing shareholders if the Fund determines that such further investment will result in the Fund being less likely to meet its investment objective.

The Fund is a “fund of funds” that invests in a number of Underlying Funds as well as directly in securities and in certain derivative instruments. The subadviser to the Fund, MFC Global Investment Management (U.S.A.) Limited (MFC Global (U.S.A.)), allocates the assets of the Fund among the Underlying Funds and other investments according to an asset allocation strategy that seeks to achieve the Fund’s investment objective.

Underlying Funds

The Underlying Funds in which the Fund invests will change over time in response to changes in the value of the Fund.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings, such as utilities, and science and technology stocks. Each of the Underlying Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives, such as options on securities and futures contracts. Certain of the Underlying Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed-income funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities. See “Information about the Underlying Funds” for a brief description of the goal and strategy of the Underlying Funds and information about the risks of investing in Underlying Funds.

The Fund may invest in Underlying Funds not described in this section, including Affiliated Underlying Funds that are not funds of JHF II and Nonaffiliated Underlying Funds, including ETFs.

2 Retirement Distribution Portfolio – Fund summary

Principal risks

An investment in the Fund, like any investment, has risks. The value of the Fund will fluctuate, and you could lose money on your investment.

• Neither the Fund nor John Hancock Investment Management Services, LLC, the Fund’s investment adviser (the “Adviser”) can offer any assurance that the Fund will be able to pay its target distribution. Market performance, both positive and negative, may impact the ability of the Fund to make its target distribution. The Fund may decrease (and under certain circumstances, increase) the target distribution rate for any reason, including both positive and negative market performance.

• If, at any time, the Fund does not anticipate that it will have sufficient assets to make its targeted distributions, the Board of Trustees may, without shareholder approval, elect to distribute the Fund’s remaining assets and terminate the Fund.

• The Fund intends to make its target distribution each year, whether or not the Fund realizes income sufficient to pay these distributions. To the extent that income is insufficient to fund the targeted distributions, the Fund may distribute a portion of invested capital as a return of capital. Return of capital is a return of a portion of your original investment. This means you will receive a portion of your investment back as part or all of the distribution. A return of capital is not taxed at the time of distribution, but reduces a shareholder’s cost (tax) basis in his or her shares of the Fund, thereby increasing such shareholder’s potential gain (or reducing his or her potential loss) on the future sale of shares of the Fund. Any return of capital in excess of a shareholder’s cost basis in his or her shares of the Fund will be treated as gain from the sale or exchange of those shares.

Substantial return of capital may decrease the likelihood of the Fund achieving its secondary goal of capital appreciation and will reduce the amount of assets of the Fund available for investment, thereby decreasing the likelihood that the Fund will, in the future, have sufficient assets to make its target distribution. Given the Fund’s policy to have a stated, targeted distribution, it is possible for the Fund to suffer substantial investment losses and then pay a distribution, thereby reducing its assets even further.

• If investment performance is substantially below expectations such that even a very conservative asset allocation appears unlikely to meet the Fund’s primary objective of paying the stated, target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distribution.

• Fund of Funds Risk. The Fund’s ability to achieve its investment objective will depend largely on the ability of MFC Global (U.S.A.) to select the appropriate mix of Underlying Funds and other investments. In addition, achieving the Fund’s objective will depend on the performance of the Underlying Funds, which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

• Investment company securities risk. The Fund bears its own expenses and indirectly bearS its proportionate share of expenses of the Underlying Funds in which it invests.

• Non-diversification risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Fund is not “diversified” within the meaning of the 1940 Act.

This means that the Fund is allowed to invest in the securities of a relatively small number of issuers with greater concentrations of risk. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for this Fund than for funds that are “diversified.” Although the Fund is non-diversified, the risks associated with non-diversification are lower for the Fund because it allocates its assets among multiple Underlying Funds.

• The Fund is subject to the same risks as the Underlying Funds in which it invests. The Fund invests in Underlying Funds that invest in fixed-income securities (including, in some cases, high-yield securities) and equity securities, including foreign securities and engage in hedging and other strategic transactions. To the extent the Fund invests in these securities directly or engages in hedging and other strategic transactions, the Fund will be subject to the same risks.

• Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments are held by the Underlying Funds, the more sensitive the Fund is to interest rate risk.

• Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Underlying Funds may be affected by unfavorable political, economic or government developments that could affect the repayment of principal or the payment of interest.

• High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high-yield securities or “junk bonds.” These securities offer a potentially higher yield than other higher-rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

• Equity Securities Risk. Stock markets are volatile, and the price of equity securities, such as common and preferred stocks (and their equivalents), will fluctuate. The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies in which they invest declines or if overall market and economic conditions deteriorate.

• Small and Medium Sized Companies. Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities.

• Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

Retirement Distribution Portfolio – Fund summary 3

• Funds that invest a significant portion of their assets in securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries.

• Hedging and Other Strategic Transactions. These transactions (derivatives) could involve a loss to the Fund if the transaction is not successful and may involve a small investment of cash relative to the magnitude of the risks assumed. Certain of these transactions also have the risk of loss if the counterparty does not perform as promised. Hedging and Other Strategic Transaction may include short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security.

Other important considerations

If you are purchasing shares of the Fund in an IRA account, special considerations apply. See “Retirement plans” below.

4 Retirement Distribution Portfolio – Fund summary

Past performance

This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Investor costs
Shareholder transaction expenses[1] (%)	Class A
Maximum front-end sales charge (load) as a percentage of purchase price	5.00
Maximum deferred sales charge (load) as a percentage of purchase or
redemption price, whichever is less	— [2]

Annual operating expenses[3] (%)	Class A
Management fee[4]	0.11
Distribution and service (Rule 12b-1) fees	0.30
Other expenses	0.44
Acquired fund fees and expenses	0.70
Total fund expenses[5]	1.55
Contractual expense reimbursement (at least until 12-31-08)[6]	0.30
Net fund operating expenses	1.25

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	Based on estimated expenses for the current fiscal year.

4	The Management Fee has two components: (a) a fee on assets invested in Affiliated Underlying Funds, and (b) a fee on assets invested in instru- ments other than Affiliated Underlying Funds (other assets). It is currently anticipated that approximately 90% of the assets of the Fund will be invested in Affiliated Underlying Funds, although this allocation may change in the future. See “Fund details — Management fee” for further information.

5	The “Total Fund expenses” include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an “Acquired Fund”). The Total Fund annual expenses shown may not correlate to the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund’s current fiscal year.

6	The Adviser has contractually agreed to reimburse certain Portfolio level expenses (excluding manage- ment fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net as- sets. The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1, transfer agent, service fees, blue sky, and printing and postage) of 0.35%. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.

Expense example

The hypothetical example below shows what your expenses would be after the contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expense example ($)	Class A
1 Year	127
3 Years	459

Retirement Distribution Portfolio – Fund summary 5

Fund details

Other permitted investments

The Fund may also directly:

• Purchase U.S. government securities and short-term paper.

• Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

• Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the Fund, including exchange traded funds (“ETFs”).

• Purchase domestic and foreign equity and fixed-income securities. • Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

• Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation-protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

• Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

• Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

• Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that it does not own declines in value or as a hedge against potential declines in the value of a security of the Fund.

• Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives. The Fund may use various investment strategies referred to under “Hedging and Other Strategic Transactions” in the prospectus and the Fund’s Statement of Additional Information (“SAI”) such as hedging and other related transactions. For example, the Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Fund. In addition, these strategies may be used to gain exposure to a particular securities market. The Fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions” in both the prospectus (under “Information about the Underlying Funds”) and the SAI.

Temporary Defensive Investing

The Fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

• meeting redemption requests,

• making other anticipated cash payments, or

• protecting the Fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Management of the Fund

Subject to the limitations described above, the Fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Fund. Such adjustments may be made, for example, to increase or decrease the Fund’s holdings of a particular asset class, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the Fund’s assets subject to the management of a particular Underlying Fund. In addition, changes may be made to reflect fundamental changes in the investment environment.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

John Hancock Investment Management Services, LLC is the investment adviser to JHF II. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Fund.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

6 Retirement Distribution Portfolio – Fund details

Management fee schedule

JHF II accrues and pays daily to the Adviser a management fee for the Fund. The management fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Rising Distribution Portfolio and determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.

Fee Table for Affiliated Fund assets
Excess over
First $500 million	$500 million
0.06%	0.05%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Rising Distribution Portfolio determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.

Fee Table for Other Assets
Excess over
First $500 million	$500 million
0.51%	0.50%
Subadviser
Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

MFC Global (U.S.A.) is the subadviser to the Fund. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for the Fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts of the Fund is available in the Fund’s semiannual report to shareholders for the six months ending June 30, 2008.

Management biographies

Below is information about the portfolio managers for the Fund, including a brief summary of their business careers over the past five years. The portfolio managers operate as a team and no one person has been designated the lead portfolio manager. Investment decisions are made by the team and not by any one portfolio manager individually. Appendix C of the SAI includes information about each portfolio manager, including information about his or her compensation, accounts he or she manages other than the Fund and his or her ownership of Fund shares, if any.

• Barry Evans Mr. Evans has been a portfolio manager of the Fund since January 2008 and joined John Hancock Advisers, an affiliate of MFC Global (U.S.A.) in 1986; and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm.

• Steve Orlich Mr. Orlich has been a portfolio manager of the Fund since January 2008, joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

• Demetrius Schetakis Mr. Schetakis has been a portfolio manager of the Fund since January 2008 and is the lead manager of the team for the Lifecycle Retirement Portfolio. Mr. Schetakis joined MFC Global (U.S.A.) in June 2007 and has worked in the investment field since 1985. Prior to his current position, he worked at the Caisse de depot et placement du Québec for five years, where he managed U.S. equities and a market neutral hedge fund.

• Mark Schmeer Mr. Schmeer has been a portfolio manager of the Fund since January 2008, joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.), as well as Chief Investment Officer of MFC Global (U.S.).

• Scott Warlow Mr. Warlow has been a portfolio manager of the Fund since January 2008, joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; he is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Retirement Distribution Portfolio – Fund details 7

Underlying fund information

The fund invests primarily in underlying funds. Therefore, the fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of September 30, 2008, the fund allocated assets to the underlying funds is stated below.

Underlying Fund:	Subadviser:
Active Bond Fund	Declaration Management & Research LLC and MFC Global Management (U.S.), LLC
Capital Appreciation Fund	Jennison Associates LLC
Core Bond Fund	Wells Capital Management, Incorporated
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, van Otterloo & Co. LLC
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisor LP
International Value Fund	Templeton Investment Counsel, LLC
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Intersection Fund	Wellington Management Company, LLP
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Total Bond Market Fund	Declaration Management & Research LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
Value Fund	Morgan Stanley Investment Management Inc. doing business as Van Kampen
Value & Restructuring Fund	Columbia Asset Management LLC

8 Retirement Distribution Portfolio – Fund details

Your Account

How to calculate your initial investment

To determine your initial investment amount, first determine the annual distribution amount that you wish to receive. Next, divide that amount by the per share annual target distribution rate of the Fund to determine the number of shares you should purchase. Multiply the number of shares by the current NAV per share to determine your initial net investment amount after the payment of any front-end sales charge.

The following example illustrates how to determine your initial investment amount based on the desired annual distribution amount. The example assumes the targeted distribution rate is $0.60 and the NAV per share is $10:

If the annual distribution you wish to receive is $30,000, then divide $30,000 by the distribution rate per share ($0.60) to obtain the number of shares you need to purchase (50,000); and then multiply the number of shares (50,000) by the current NAV ($10), to obtain the net amount to be invested after payment of any front-end sales charge, ($500,000).

In the example above, you would need to invest $500,000 in order to receive an annual distribution of $30,000.

The amount you will need to invest to receive a desired annual distribution will vary depending on the distribution rate and the NAV per share and will be different from the example above.

Only Class A shares are available.

Class A shares have:

• A front-end sales charge, as described in the section “How sales charges are calculated.”

• Distribution and service (Rule 12b-1) fees of 0.30%.

12b-1 fees

Rule 12b-1 fees will be accrued and paid daily to the Fund’s distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers).

Because Rule 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the Fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

Additional payments to financial intermediaries

Shares of the Fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Fund in two principal ways:

• directly, by the payment of sales commissions, if any;

• indirectly, as a result of the Fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the Fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Fund’s net assets, which, as well as benefiting the Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the Fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the Fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the Fund.

The SAI discusses the Distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Fund, as well as about fees and/or commissions it charges.

The Distributor, the Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the Fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the Fund. If your intermediary provides these services, the Adviser or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Fund.

Retirement Distribution Portfolio – Your account 9

How sales charges are calculated

Class A Sales charges are as follows:

Class A sales charges

	As a % of	As a % of your
Your investment	offering price*	investment
Up to $49,999	5.00%	5.26%
$50,000 – $99,999	4.50%	4.71%
$100,000 – $249,999	3.50%	3.63%
$250,000 – $499,999	2.50%	2.56%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See below
* Offering price is the NAV plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares, or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the Fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser or refer to the section entitled “Initial Sales Charge on Class A Shares” in the Fund’s SAI. You may request an SAI from your broker or financial adviser, access the Fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (“CDSC”) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold
First $1M–$4,999,999	1.00%
Next $1–$5M above that	0.50%
Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

• Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

• Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the Fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

• Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

• to make payments through certain systematic withdrawal plans

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

10 Retirement Distribution Portfolio – Your account

• redemptions pursuant to a fund’s right to liquidate an account less than $1,000

• redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

• to make certain distributions from a retirement plan

• because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

• selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

• financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor

• Fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

• individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

• individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA

• individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

• participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply) • participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

• exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

• dividend reinvestments (see “Distributions and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Fund is $50,000.

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconve- nience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity.

Retirement Distribution Portfolio – Your account 11

Buying shares

Opening an account	Adding to an account
By check
• Make out a check for the investment amount, payable to “John	• Make out a check for the investment amount, payable to “John
Hancock Signature Services, Inc.”	Hancock Signature Services, Inc.”
• Deliver the check and your completed application to your financial	• Fill out the detachable investment slip from an account statement.
representative or mail them to Signature Services (address below).	If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.
• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request	• Log on to www.jhfunds.com to process exchanges between funds.
an exchange.	• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or	• Obtain wiring instructions by calling Signature Services.
mail it to Signature Services.	• Instruct your bank to wire the amount of your investment. Specify
• Obtain your account number by calling your financial representative or	the fund name, your choice of share class, the new account number
Signature Services.	and the name(s) in which the accounts is registered. Your bank may
• Obtain wiring instructions by calling Signature Services.	charge a fee to wire funds.
• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, the new account number and the name(s)
in which the accounts is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account application.
• Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the ACH system.
• Complete the “Bank Information” section on your account
application.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or call Signature Services between
8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic
Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

12 Retirement Distribution Portfolio – Your account

Selling shares

To sell some or all of your shares
By letter
• Accounts of any type.	• Write a letter of instruction or complete a stock power indicating
• Sales of any amount.	the fund name, your share class, your account number, the name(s)
in which the account is registered and the dollar value or number of shares you wish to sell.
• Include all signatures and any additional documents that may be required (see next page).
• Mail the materials to Signature Services.
• A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction.

By Internet
• Most accounts.	• Log on to www.jhfunds.com to initiate redemptions from your funds.
• Sales of up to $100,000.

By phone
• Most accounts.	• Call EASI-Line for automated service 24 hours a day.
• Sales of up to $100,000.	• Call your financial representative or call Signature Services between
8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.	• To verify that the Internet or telephone redemption privilege is in place
• Requests by Internet or phone to sell up to $100,000.	on an account or to request the form to add it to an existing account, call Signature Services.
• Funds requested by wire will generally be wired next business day.
A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.
• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type.	• Obtain a current prospectus for the fund into which you are
• Sales of any amount.	exchanging by Internet or by calling your financial representative or Signature Services.
• Log on to www.jhfunds.com to process exchanges between your funds.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

Retirement Distribution Portfolio – Your account 13

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

• your address of record has changed within the past 30 days;

• you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC); or

• you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests
Owners of individual, joint or UGMA/UTMA accounts (custodial	• Letter of instruction.
accounts for minors)	• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
• Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or	• Letter of instruction.
association accounts	• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.
• On the letter and the resolution, the signature of the person(s)
authorized to sign for the account.
• Medallion signature guarantee if applicable (see above).

Owners or trustees of trust accounts	• Letter of instruction.
• On the letter, the signature(s) of the trustee(s).
• Copy of the trust document, certified within the past 12 months, or a
John Hancock Funds trust certification form.
• Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a	• Letter of instruction signed by surviving tenant.
deceased co-tenant(s)	• Copy of death certificate.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Executors of shareholder estates	• Letter of instruction signed by executor.
• Copy of order appointing executor, certified within the past 12 months.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account	• Call 1-800-225-5291 for instructions.
types not listed above

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

14 Retirement Distribution Portfolio – Your account

Transaction policies

Valuation of shares

The NAV of the Fund and class of shares is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities held by the Fund, except shares of other mutual funds held by the Fund and debt instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Board of Trustees of JHF II. The Trustees have delegated the responsibility to fair value securities to the Fund’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

Generally, trading in: (i) non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of the Fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects the security’s fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including: developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market has closed but prior to the time the Fund determines its NAV. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

Fair value pricing of securities is intended to help ensure that a Fund’s NAV reflects the value of the Fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Fund’s assets that is invested in other open-end investment companies, that portion of the Fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Excessive trading

The Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the Fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The Fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the Fund, or its agents, determines that accepting the order could interfere with the efficient management of the Fund’s portfolio or otherwise not be in the Fund’s best interest in light of unusual trading activity related to your account. In the event that the Fund rejects

Retirement Distribution Portfolio – Your account 15

or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the Fund’s NAV at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The Fund, through its agents, undertakes to use its best efforts to exercise the Fund’s right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under “Right to reject or restrict purchase and exchange orders.”

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the Fund’s shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of the Fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

Excessive trading risk

To the extent that the Fund or its agents is unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund’s portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund’s operating costs and decrease the Fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the Fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

• A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

• A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

• A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

16 Retirement Distribution Portfolio – Your account

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The Fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Distributions and account policies

Account statements

In general, you will receive account statements as follows:

• after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

• after any changes of name or address of the registered owner(s)

• in all other circumstances, every quarter

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Distributions

The Fund seeks to provide targeted quarterly distributions to shareholders. These distributions are not guaranteed and are contingent upon the Fund having sufficient assets to make such distributions. A portion of each distribution may, at times, be a return of capital. For further information on return of capital see “Return of Capital” below. Capital gains, if any, are distributed annually, typically after the end of a Portfolio’s fiscal year.

Excess Distributions and Reduction of Target Distributions Per Share

Available Distributions consist of all income from dividends and interest, short-term realized capital gains and any long-term realized capital gains that may be included in the target distribution. If the Available Distributions for a year are less than the annual target distributions, the annual target distribution will also include a return of capital. If Available Distributions are greater than the annual target distribution, there will be a “Distribution Overage.” The Fund will automatically reinvest any Distribution Overages as well as any long-term capital gains that are not included in the annual target distribution (“Excess Capital Gains”). If the Fund reduces its target distribution per share in future years due to the reinvestment of the Distribution Overage and Excess Capital Gains (together referred to as “Excess Distributions”), you will receive substantially the same aggregate distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares.

The Fund has applied for an order from the SEC granting it an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit the Fund to include realized long-term capital gains as a part of its regular distributions to Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). There can be no assurance as to when or whether the SEC will grant such relief. As a result, the Fund has no current expectation that it will be in a position to include long-term capital gains in Fund distributions more frequently than is permitted under the 1940 Act in the absence of such an exemptive order. Therefore, the Fund’s distributions in any taxable year may include a return of capital to shareholders even though the Fund has Excess Capital Gains. The Fund may elect to retain its Excess Capital Gains or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will: (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain; (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain; and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit. See “Additional Information Concerning Taxes” in the SAI.

Return of Capital

The Fund seeks to provide sufficient income from dividends, interest and capital gains to pay its target distribution to shareholders. If the Fund does not achieve this goal, the Fund may have a return of capital to shareholders (i.e., a return of a portion of a shareholder’s original investment). Further, in order to coordinate capital gain dividend tax reporting requirements with the limitation on capital gain distributions under Section 19(b) of the 1940 Act and Rule 19b-1 thereunder, as described above, the Fund might make one or more additional distributions that comprise a return of capital (“Additional Capital Distributions”), but such Additional Capital Distributions will be automatically reinvested. For further information, see “Taxability of Distributions” below.

Payout of Distributions

Each quarterly distribution will be automatically paid to you unless you choose to have the quarterly distributions reinvested in additional shares. Any Excess Distribution or Additional Capital Distribution will automatically be reinvested in additional shares of the Fund on the record date for the distribution. You may choose to have your quarterly distributions sent directly to your bank account or a check may be mailed to you if your distribution amount is $10 or more. However, if the check is not deliverable or the quarterly distribution amount is less than $10, your quarterly distribution will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions will be

Retirement Distribution Portfolio – Your account 17

reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of quarterly distributions, Excess Distributions or Additional Capital Distributions.

Taxability of Distributions

In general, distributions from the Fund, other than a return of capital, are taxable to a shareholder as either ordinary income or capital gains regardless of whether the shareholder reinvests the distributions in additional shares or receives them in cash. Dividends paid from the Fund’s ordinary income and short-term capital gains generally will be taxable to a shareholder as ordinary income. Any long-term capital gains distributed by the Fund are taxable to a shareholder as long-term capital gains no matter how long the shareholder has owned the shares.

For investors who are not exempt from federal income taxes, dividends received from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund’s short-term capital gains are taxable as ordinary income. Distributions from the Fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Fund will provide disclosures with each quarterly distribution that estimate the percentages of the year-to-date distributions that represent net investment income, other income, or return of capital (if any). Internal Revenue Service Form 1099-DIV, which is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional. At the end of the year, the Fund may recharacterize distributions for the year among ordinary income, capital gains, and return of capital (if any) for purposes of tax reporting on Form 1099-DIV.

Return of Capital. If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in the Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of the Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her shares of the Fund, thereby increasing such shareholder’s potential gain (or reducing his or her potential loss) on the future sale of shares of the Fund. Any such distributions in excess of a shareholder’s cost basis in his or her shares of the Fund will be treated as gain from the sale or exchange of those shares.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, the Fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

• Complete the appropriate parts of your account application.

• If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an Account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

• Make sure you have at least $5,000 worth of shares in your account.

• Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

• Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

• Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

• Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Prior to establishing a systematic withdrawal plan, a shareholder should carefully consider that the Fund intends to make quarterly distribution payments as described under “Distribution and Account Policies” above.

Retirement plans

The Fund offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in the Fund with a minimum investment of $50,000. To find out more, call Signature Services at 1-800-225-5291.

Shareholders who hold a fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 ½ or plan to use the Fund in whole or in part, to meet their annual minimum required distribution. The Fund may not fulfill all your retirement income needs. You must weigh many factors when considering whether to invest in the Fund, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 ½. Before investing in the Fund, you should consider whether to invest non-IRA assets in the Fund or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Fund do not meet your required minimum distributions. If you redeem shares of the Fund to meet your

18 Retirement Distribution Portfolio – Your account

required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Restrictions on 403(b)(7) Plans Accounts

Due to Internal Revenue Service regulations that became effective September 25, 2007, John Hancock funds no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts; no longer accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund portfolio holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Retirement Distribution Portfolio – Your account 19

For more information

Two documents are available that offer further information on the Portfolios:

Annual/Semiannual Report to shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Portfolios. The Portfolios’ SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To obtain a free copy of these documents

There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail: John Hancock Signature Services, Inc.
              P.O. Box 9510
              Portsmouth, NH 03802-9510
By EASI-Line: 1-800-338-8080
By phone: 1-800-225-5291
By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:
Online: www.sec.gov
By e-mail (duplicating fee required): publicinfo@sec.gov
By mail (duplicating fee required): Public Reference Section
                                                        Securities and Exchange Commission
                                                        Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room, call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC 3300PN 10/08 SEC file number: 811-21779

John Hancock Funds, LLC MEMBER FINRA 601 Congress Street Boston, MA 02210-2805 www.jhfunds.com Electronic delivery now available at www.jhfunds.com/edelivery

John Hancock
MUTUAL FUNDS

John Hancock

Retirement Rising Distribution Portfolio

PROSPECTUS 12–26–07 AS REVISED 9–30–08

➤ CLASS A SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Retirement Portfolio

Table of contents

Fund summary		Fund details		Your account
A concise look at the fund’s investment		More about topics covered in the sum-		How to place an order to buy, sell or
goal, its main strategies and main		mary section, including descriptions of		exchange fund shares, as well as infor-
risks, its past performance and the		the various risk factors that investors		mation about the fund’s business policies
costs of investing.		should understand before investing.		and any distributions it may pay.

2	Retirement Rising	6	Other permitted investments	9	How to calculate your initial
	Distribution Portfolio				investment
		6	Who’s who
3	Principal risks			10	How sales charges are calculated
		8	Description of Funds
				10	Sales charge reductions and waivers
				11	Opening an account
				12	Buying shares
				13	Selling shares
				15	Transaction policies
				17	Distributions and account policies
				18	Additional investor services
For more information See back cover

Overview

This prospectus provides information about the Retirement Rising Distribution Portfolio (the “Fund”), which is a fund of John Hancock Funds II (“JHF II”). The Fund is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”) and may also invest in other funds for which the fund’s investment adviser or any of its affiliates serves as investment adviser (collectively with the JHF II funds and the JHF III funds, each referred to as “Affiliated Underlying Funds”). The Fund may also invest in funds where the adviser is not the same as, or affiliated with, the adviser to the Fund, including exchange traded funds (ETFs) (“Nonaffiliated Underlying Funds”). (Collectively, Affiliated Underlying Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). In addition, the Fund may invest in securities and certain derivative instruments directly. The Fund seeks to provide a stated, targeted (non-guaranteed) quarterly distributions. Distributions are not guaranteed and may include, at times, a return of capital (i.e., a return of your original investment).

The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

This prospectus relates to the Class A shares of the Fund.

Risks of Mutual Funds

Mutual funds such as the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Fund, be sure to read all risk disclosure carefully before investing.

Fund summary

John Hancock Funds II
Retirement Rising Distribution Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited
Class / Ticker A / JRRAX

Goal and strategy

The Fund seeks to provide a stated, targeted (non-guaranteed) quar terly distribution. As a secondary objective the Fund seeks capital appreciation. This investment objective is nonfundamental which means that it can be changed by the Board of Trustees of the Fund without shareholder approval.

The Fund is designed for investors seeking a modest level of distributions that have the potential to increase with inflation and the potential for modest capital appreciation over the long term.

The initial targeted annual distribution rate is $0.40 per share. The Fund intends to increase the distribution rate annually by the rate of inflation (“Rate of Inflation”) as measured by the average annual change in the Consumer Price Index (All Urban Consumers) over the prior three year period ended on December 31 of each year. For example, if the Rate of Inflation is 3%, then the annual distribution rate will be increased 3% from $0.40 per share to $0.412 per share The annual increase in the distribution rate will be reflected in the first quarterly distribution each year.

This distribution rate, including the annual increase by the Rate of Inflation, is not guaranteed and may be decreased or increased in the future. Possible reasons for changing the annual distribution rate include, but are not limited to, changes in market returns (both positive and negative) and the reinvestment of Excess Distributions as described under “Excess Distributions and Reduction of Target Distributions Per Share” below. The prospectus will be supplement ed when the distribution rate is changed. The current distribution rate is available at jhfunds.com.

The Fund may not have sufficient income from dividends, interest and capital gains to pay the targeted distribution rate. Therefore, the Fund’s policy of paying consistent distributions may result in a return of capital to shareholders (i.e., a shareholder would receive portion of his or her investment back in the form of distributions). For further information on return of capital, see “Distributions and Account Policies — Return of Capital.” The Fund’s payout ratio (the distribution rate divided by the Fund’s net asset value (“NAV”) per share) will change each time the NAV the Fund changes (which is usually daily). For example, the initial payout ratio will be 4% assuming the initial NAV is $10 per share ($0.40 ÷ $10). However, if the NAV increases to $10.50 per share, then the payout ratio decreases to 3.81% ($0.40 ÷ $10.50) . If the NAV decreases to $9.50 per share, then the payout ratio increases to 4.21% ($0.40 ÷ $9.50) . Since the payout ratio varies daily, see “Your Account — How to Calculate Your Initial Investment” below to determine the number of shares you should purchase in order to receive a specific distribution amount. The distribution rate is not guaranteed and may be decreased or increased in the future.

You should avoid purchasing Fund shares shortly before the Fund makes a distribution because doing so can increase your taxes. This is known as “buying a dividend.” For example, on December 15, you invest $5,000, buying 500 shares at $10 per share. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $9 (not counting market change). While you would still have $5,000 (500 shares x $9 = $4,500 plus $500 in distributions ($500 shares x $1 = $500), you owe tax on the $500 distribution, even if you reinvest the distribution in additional shares.

Although the Fund seeks capital appreciation as a secondary objective, the Fund is not designed for significant wealth accumulation and is primarily intended to provide for distribution of assets over the long term.

The Fund may close to new investors and to additional investment by existing shareholders if the Fund determines that such further investment will result in the Fund being less likely to meet its investment objective.

The Fund is a “fund of funds” that invests in a number of Underlying Funds as well as directly in securities and in certain derivative instruments. The subadviser to the Fund, MFC Global Investment Management (U.S.A.) Limited (MFC Global (U.S.A.)), allocates the assets of the Fund among the Underlying Funds and other investments according to an asset allocation strategy that seeks to achieve the Fund’s investment objective.

Underlying Funds

The Underlying Funds in which the Fund invests will change over time in response to changes in the value of the Fund.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings, such as utilities, and science and technology stocks. Each of the Underlying Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives, such as options on securities and futures contracts. Certain of the Underlying Funds in which the Fund invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed-income funds collectively hold various types of debt instruments such

2 Retirement Rising Distribution Portfolio – Fund summary

as corporate bonds and mortgage-backed, government-issued, domestic and international securities. See “Information about the Underlying Funds” for a brief description of the goal and strategy of the Underlying Funds and information about the risks of investing in Underlying Funds.

See “Information about the Underlying Funds” for a brief description of the goal and strategy of the Underlying Funds and information about the risks of investing in Underlying Funds. The Fund may invest in Underlying Funds that are not funds of JHF II and Nonaffiliated Underlying Funds including ETFs.

Principal risks

An investment in the Fund, like any investment, has risks. The value of the Fund will fluctuate, and you could lose money on your investment.

• Neither the Fund nor John Hancock Investment Management Services, LLC, the Fund’s investment adviser (the “Adviser”) can offer any assurance that the Fund will be able to make its target distributions. Market performance, both positive and negative, may impact the ability of the Fund to make its target distribution. The Fund may decrease (and under certain circumstances, increase) the target distribution rate for any reason, including both positive and negative market performance.

• If, at any time, the Fund does not anticipate that it will have sufficient assets to make its targeted distributions, the Board of Trustees may, without shareholder approval, elect to distribute the Fund’s remaining assets and terminate the Fund.

• The Fund intends to make its target distribution each year, whether or not the Fund realizes income sufficient to pay these distributions. To the extent that income is insufficient to fund the targeted distributions, the Fund may distribute a portion of invested capital as a return of capital. Return of capital is a return of a portion of your original investment. This means you will receive a portion of your investment back as part or all of the distribution. A return of capital is not taxed at the time of distribution, but reduces a shareholder’s cost (tax) basis in his or her shares of the Fund, thereby increasing such shareholder’s potential gain (or reducing his or her potential loss) on the future sale of shares of the Fund. Any return of capital in excess of a shareholder’s cost basis in his or her shares of the Fund will be treated as gain from the sale or exchange of those shares. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary goal of capital appreciation and will reduce the amount of assets of the Fund available for investment, thereby decreasing the likelihood that the Fund will, in the future, have sufficient assets to make its target distribution. Given the Fund’s policy to have a stated, targeted distribution, it is possible for the Fund to suffer substantial investment losses and then pay a distribution, thereby reducing its assets even further.

• If investment performance is substantially below expectations such that even a very conservative asset allocation appears unlikely to meet the Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distribution.

• Fund of Funds Risk. The Fund’s ability to achieve its investment objective will depend largely on the ability of MFC Global (U.S.A.) to select the appropriate mix of Underlying Funds and other investments. In addition, achieving the Fund’s objective will depend on the performance of the Underlying Funds, which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

• Investment company securities risk. The Fund bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

• Non-diversification risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Fund is not “diversified” within the meaning of the 1940 Act. This means that the Fund is allowed to invest in the securities of a relatively small number of issuers with greater concentrations of risk. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for this Fund than for funds that are “diversified.” Although the Fund is non-diversified, the risks associated with non-diversification are lower for the Fund because it allocates its assets among multiple Underlying Funds.

• The Fund is subject to the same risks as the Underlying Funds in which it invests. The Fund invests in Underlying Funds that invest in fixed-income securities (including, in some cases, high-yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Fund invests in these securities directly or engages in hedging and other strategic transactions, the Fund will be subject to the same risks.

• Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments are held by the Underlying Funds, the more sensitive the Fund is to interest rate risk.

• Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Underlying Funds may be affected by unfavorable political, economic or government developments that could affect the repayment of principal or the payment of interest.

• High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high-yield securities or “junk bonds.” These securities offer a potentially higher yield than other higher-rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

• Equity Securities Risk. Stock markets are volatile, and the price of equity securities, such as common and preferred stocks (and their equivalents), will fluctuate. The value of equity

Retirement Rising Distribution Portfolio – Fund summary 3

securities purchased by the Underlying Funds could decline if the financial condition of the companies in which they invest declines or if overall market and economic conditions deteriorate.

• Small and Medium Sized Companies. Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities.

• Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

• Funds that invest a significant portion of their assets in securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries.

• Hedging and Other Strategic Transactions. These transactions (derivatives) could involve a loss to the Fund if the transaction is not successful and may involve a small investment of cash relative to the magnitude of the risks assumed. Certain of these transactions also have the risk of loss if the counterparty does not perform as promised. Hedging and Other Strategic Transaction may include short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security.

Other Important Considerations

If you are purchasing shares of the Fund in an IRA account, special considerations apply. See “Retirement plans” below.

4 Retirement Rising Distribution Portfolio – Fund summary

Past performance

This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Investor costs
Shareholder transaction expenses[1] (%)	Class A
Maximum front-end sales charge (load) as a percentage of purchase price	5.00
Maximum deferred sales charge (load) as a percentage of purchase or
redemption price, whichever is less	— [2]

Annual operating expenses[3] (%)	Class A
Management fee[4]	0.11
Distribution and service (Rule 12b-1) fees	0.30
Other expenses	0.44
Acquired fund fees and expenses	0.70
Total fund expenses[5]	1.55
Contractual expense reimbursement (until at least 12-31-08)[6]	0.30
Net fund operating expenses	1.25

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	Based on estimated expenses for the current fiscal year.

4	The Management Fee has two components: (a) a fee on assets invested in Affiliated Underlying Funds, and (b) a fee on assets invested in instruments other than Affiliated Underlying Funds (other assets). It is currently anticipated that approximately 90% of the assets of the Fund will be invested in Affiliated Underlying Funds, although this allocation may change in the future.

See “Fund details — Management fee” for further information.

5	The “Total Fund expenses” include fees and ex- penses incurred indirectly by the Fund as a result of its investment in other investment companies (e.g.

Underlying Funds) (each, an “Acquired Fund”). The Total Fund annual expenses shown may not correlate to the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” sec- tion, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund’s current fiscal year.

6	The Adviser has contractually agreed to reimburse certain Portfolio level expenses (excluding manage- ment fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1, transfer agent, service fees, blue sky, and printing and postage) of 0.35%. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.

Expense example

The hypothetical example below shows what your expenses would be after the contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expense example ($)	Class A
1 Year	127
3 Years	459

Retirement Rising Distribution Portfolio – Fund summary 5

Fund details

Other permitted investments

The Fund may also directly:

• Purchase U.S. government securities and short-term paper.

• Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

• Purchase shares of other registered open-end investment compa-nies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the Fund, including exchange traded funds (“ETFs”).

• Purchase domestic and foreign equity and fixed-income securities.

• Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

• Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation-protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

• Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

• Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

• Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that it does not own declines in value or as a hedge against potential declines in the value of a security of the Fund.

• Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Fund may use various investment strategies referred to under “Hedging and Other Strategic Transactions” in the prospectus and the Fund’s Statement of Additional Information (“SAI”) such as hedging and other related transactions. For example, the Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Fund. In addition, these strategies may be used to gain exposure to a particular securities market. The Fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions” in both the prospectus (under “Information about the Underlying Funds”) and the SAI.

Temporary Defensive Investing

The Fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

• meeting redemption requests,

• making other anticipated cash payments, or

• protecting the Fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Management of the Fund

Subject to the limitations described above, the Fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Fund. Such adjustments may be made, for example, to increase or decrease the Fund’s holdings of a particular asset class, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the Fund’s assets subject to the management of a particular Underlying Fund. In addition, changes may be made to reflect fundamental changes in the investment environment.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the funds’ business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

John Hancock Investment Management Services, LLC is the investment adviser to JHF II. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Fund.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

6 Retirement Rising Distribution Portfolio – Fund details

Management fees

JHF II accrues and pays daily to the Adviser a management fee for the Fund. The management fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Distribution Portfolio and determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.

Fee Table for Affiliated Fund Assets
	First $500 Excess over
	million	$500 million
	0.06%	0.05%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Rising Distribution Portfolio determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.

Fee Table for Other Assets
	First $500 Excess over
	million	$500 million
	0.51%	0.50%

Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

MFC Global (U.S.A.) is the subadviser to the Fund. MFC Global (U.S.A. provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for the Fund or change the terms of the subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the Fund’s subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts of the Fund is available in the Fund’s semiannual report to shareholders for the six months ending June 30, 2008.

Management biographies

Below is information about the portfolio managers for the Fund, including a brief summary of their business careers over the past five years. The portfolio managers operate as a team and no one person been designated the lead portfolio manager. Investment decisions are made by the team and not by any one portfolio manager individually. Appendix C of the SAI includes information about each portfolio manager, including information about his or her compensation, accounts he or she manages other than the Fund and his or her ownership of Fund shares, if any.

• Barry Evans. Mr. Evans has been a portfolio manager of the Fund since January 2008 and joined John Hancock Advisers, an affiliate of MFC Global (U.S.A.) in 1986; and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm.

• Steve Orlich. Mr. Orlich has been a portfolio manager of the Fund since January 2008, joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

• Demetrius Schetakis. Mr. Schetakis has been a portfolio manager of the Fund since January 2008 and is the lead manager of the team for the Lifecycle Retirement Portfolio. Mr. Schetakis joined MFC Global (U.S.A.) in June 2007 and has worked in the investment field since 1985. Prior to his current position, he worked at the Caisse de depot et placement du Québec for five years, where he managed U.S. equities and a market neutral hedge fund.

• Mark Schmeer. Mr. Schmeer has been a portfolio manager of the Fund since January 2008, joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.), as well as Chief Investment Officer of MFC Global (U.S.).

• Scott Warlow. Mr. Warlow has been a portfolio manager of the Fund since January 2008, joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; he is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Retirement Rising Distribution Portfolio – Fund details 7

Underlying fund information

The fund invests primarily in underlying funds. Therefore, the fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of September 30, 2008, the fund allocated assets to the underlying funds is stated below.

Underlying Fund:	Subadviser:
Active Bond Fund	Declaration Management & Research LLC and MFC Global Management (U.S.), LLC
Capital Appreciation Fund	Jennison Associates LLC
Core Bond Fund	Wells Capital Management, Incorporated
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisor LP
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Intersection Fund	Wellington Management Company, LLP
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Real Return Bond Fund	Pacific Investment Management Company LLC
Total Bond Market Fund	Declaration Management & Research LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
Value Fund	Morgan Stanley Investment Management Inc. doing business as Van Kampen

8 Retirement Rising Distribution Portfolio – Fund details

Your Account

How to calculate your initial investment

To determine your initial investment amount, first determine the initial annual distribution amount that you wish to receive. Next, divide that amount by the per share annual target distribution rate of the Fund to determine the number of shares you should purchase. Multiply the number of shares by the current NAV per share to determine your initial net investment amount after the payment of any front-end sales charge.

The following example illustrates how to determine your initial investment amount based on the desired initial annual distribution amount. The example assumes the targeted distribution rate is $0.40 and the NAV per share is $10:

If the annual distribution you wish to receive is $30,000, then divide $30,000 by the distribution rate per share ($0.40) to obtain the number of shares you need to purchase (75,000); and then multiply the number of shares (75,000) by the current NAV ($10), to obtain the net amount to be invested after payment of any front-end sales charge, ($750,000).

In the example above, you would need to invest $750,000 in order to receive an initial annual distribution of $30,000.

The amount you will need to invest to receive a desired initial annual distribution will vary depending on the distribution rate and the NAV per share and will be different from the example above. Please note that the Fund intends to increase the distribution rate each year based on the Rate of Inflation which will increase your subsequent annual distributions.

Only Class A shares are available.

Class A shares have:

• A front-end sales charge, as described in the section “How sales charges are calculated.”

• Distribution and service (Rule 12b-1) fees of 0.30% .

12b-1 fees

Rule 12b-1 fees will be accrued and paid daily to the Fund’s distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers).

Because Rule 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the Fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

Additional payments to financial intermediaries

Shares of the Fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Fund in two principal ways:

• directly, by the payment of sales commissions, if any;

• indirectly, as a result of the Fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the Fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Fund’s net assets, which, as well as benefiting the Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the Fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the Fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the Fund.

The SAI discusses the Distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Fund, as well as about fees and/or commissions it charges.

The Distributor, the Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the Fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the Fund. If your intermediary provides these services, the Adviser or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Fund.

Retirement Rising Distribution Portfolio – Your account 9

How sales charges are calculated

Class A sales charges are as follows:
Class A sales charges
	As a % of	As a % of your
Your investment	offering price*	investment
Up to $49,999	5.00%	5.26%
$50,000–$99,999	4.50%	4.71%
$100,000–$249,999	3.50%	3.63%
$250,000–$499,999	2.50%	2.56%
$500,000–$999,999	2.00%	2.04%
$1,000,000 and over	See below
* Offering price is the NAV plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares, or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the Fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser or refer to the section entitled “Initial Sales Charge on Class A Shares” in the Fund’s SAI. You may request an SAI from your broker or financial adviser, access the Fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge “CDSC”) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments
CDSC on shares
Your investment	being sold
First $1M–$4,999,999	1.00%
Next $1–$5M above that	0.50%
Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

• Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

• Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the Fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

• Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

10 Retirement Rising Distribution Portfolio – Your account

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

• to make payments through certain systematic withdrawal plans

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

• redemptions pursuant to a fund’s right to liquidate an account less than $1,000

• redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

• to make certain distributions from a retirement plan

• because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

• selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

• financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor

• Fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

• individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

• individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA

• individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

• participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)

• participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

• exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

• dividend reinvestments (see “Distributions and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Fund is $50,000.

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconve- nience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity.

Retirement Rising Distribution Portfolio – Your account 11

Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John	• Make out a check for the investment amount, payable to “John
Hancock Signature Services, Inc.”	Hancock Signature Services, Inc.”
• Deliver the check and your completed application to your financial	• Fill out the detachable investment slip from an account statement.
representative or mail them to Signature Services (address below).	If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the ac-
count is registered.
• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request	• Log on to www.jhfunds.com to process exchanges between funds.
an exchange.	• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or	• Obtain wiring instructions by calling Signature Services.
mail it to Signature Services.	• Instruct your bank to wire the amount of your investment. Specify
• Obtain your account number by calling your financial representative or	the fund name, your choice of share class, the new account number
Signature Services.	and the name(s) in which the accounts is registered. Your bank may
• Obtain wiring instructions by calling Signature Services.	charge a fee to wire funds.
• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, the new account number and the name(s)
in which the accounts is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account application.
• Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the ACH system.
• Complete the “Bank Information” section on your account
application.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or call Signature Services between
8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic
Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

12 Retirement Rising Distribution Portfolio – Your account

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type.	• Write a letter of instruction or complete a stock power indicating
• Sales of any amount.	the fund name, your share class, your account number, the name(s)
in which the account is registered and the dollar value or number of shares you wish to sell.
• Include all signatures and any additional documents that may be required (see next page).
• Mail the materials to Signature Services.
• A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction.

By Internet
• Most accounts.	• Log on to www.jhfunds.com to initiate redemptions from your funds.
• Sales of up to $100,000.

By phone
• Most accounts.	• Call EASI-Line for automated service 24 hours a day.
• Sales of up to $100,000.	• Call your financial representative or call Signature Services between
8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.	• To verify that the Internet or telephone redemption privilege is in place
• Requests by Internet or phone to sell up to $100,000.	on an account or to request the form to add it to an existing account, call Signature Services.
• Funds requested by wire will generally be wired next business day.
A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.
• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type.	• Obtain a current prospectus for the fund into which you are
• Sales of any amount.	exchanging by Internet or by calling your financial representative or Signature Services.
• Log on to www.jhfunds.com to process exchanges between your funds.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

Retirement Rising Distribution Portfolio – Your account 13

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

• your address of record has changed within the past 30 days;

• you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC); or

• you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests
Owners of individual, joint or UGMA/UTMA accounts (custodial	• Letter of instruction.
accounts for minors).	• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
• Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or	• Letter of instruction.
association accounts.	• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.
• On the letter and the resolution, the signature of the person(s) autho-
rized to sign for the account.
• Medallion signature guarantee if applicable (see above).

Owners or trustees of trust accounts.	• Letter of instruction.
• On the letter, the signature(s) of the trustee(s).
• Copy of the trust document, certified within the past 12 months, or a
John Hancock Funds trust certification form.
• Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a	• Letter of instruction signed by surviving tenant.
deceased co-tenant(s).	• Copy of death certificate.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Executors of shareholder estates.	• Letter of instruction signed by executor.
• Copy of order appointing executor, certified within the past 12 months.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account	• Call 1-800-225-5291 for instructions.
types not listed above.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

14 Retirement Rising Distribution Portfolio – Your account

Transaction policies

Valuation of Shares

The NAV of the Fund and class of shares is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities held by the Fund, except shares of other mutual funds held by the Fund and debt instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Board of Trustees of JHF II. The Trustees have delegated the responsibility to fair value securities to the Fund’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

Generally, trading in: (i) non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of the Fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects the security’s fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including: developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market has closed but prior to the time the Fund determines its NAV. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

Fair value pricing of securities is intended to help ensure that a Fund’s NAV reflects the value of the Fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Fund’s assets that is invested in other open-end investment companies, that portion of the Fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the Fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The Fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even

Retirement Rising Distribution Portfolio – Your account 15

if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the Fund, or its agents, determines that accepting the order could interfere with the efficient management of the Fund’s portfolio or otherwise not be in the Fund’s best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the Fund’s NAV at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The Fund, through its agents, undertakes to use its best efforts to exercise the Fund’s right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under “Right to reject or restrict purchase and exchange orders.”

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the Fund’s shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of the Fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

Excessive trading risk

To the extent that the Fund or its agents is unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund’s portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund’s operating costs and decrease the Fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the Fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

• A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

• A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

• A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

16 Retirement Rising Distribution Portfolio – Your account

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The Fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Distributions and account policies

Account statements

In general, you will receive account statements as follows:

• after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

• after any changes of name or address of the registered owner(s)

• in all other circumstances, every quarter

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Distributions

The Fund seeks to provide targeted quarterly distributions to shareholders. These distributions are not guaranteed and are contingent upon the Fund having sufficient assets to make such distributions. A portion of each distribution may, at times, be a return of capital. For further information on return of capital see “Return of Capital” below. Capital gains, if any, are distributed annually, typically after the end of a Portfolio’s fiscal year.

Excess Distributions and Reduction of Target Distributions Per Share

Available Distributions consist of all income from dividends and interest, short-term realized capital gains and any long-term realized capital gains that may be included in the target distribution. If the Available Distributions for a year are less than the annual target distributions, the annual target distribution will also include a return of capital. If Available Distributions are greater than the annual target distribution, there will be a "Distribution Overage." The Fund will automatically reinvest any Distribution Overages as well as any long-term capital gains that are not included in the annual target distribution ("Excess Capital Gains"). If the Fund reduces its target distribution per share in future years due to the reinvestment of the Distribution Overage and Excess Capital Gains (together referred to as “Excess Distributions”), you will receive substantially the same aggregate distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares.

The Fund has applied for an order from the SEC granting it an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit the Fund to include realized long-term capital gains as a part of its regular distributions to Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). There can be no assurance as to when or whether the SEC will grant such relief. As a result , the Fund has no current expectation that it will be in a position to include long-term capital gains in Fund distributions more frequently than is permitted under the 1940 Act in the absence of such an exemptive order. Therefore, the Fund’s distributions in any taxable year may include a return of capital to shareholders even though the Fund has Excess Capital Gains. The Fund may elect to retain its Excess Capital Gains or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will: (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain; (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain; and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit. See “Additional Information Concerning Taxes” in the SAI.

Return of Capital

The Fund seeks to provide sufficient income from dividends, interest and capital gains to pay its target distribution to shareholders. If the Fund does not achieve this goal, the Fund may have a return of capital to shareholders (i.e., a return of a portion of a shareholder’s original investment). Further, in order to coordinate capital gain dividend tax reporting requirements with the limitation on capital gain distributions under Section 19(b) of the 1940 Act and Rule 19b-1 thereunder, as described above, the Fund might make one or more additional distributions that comprise a return of capital (“Additional Capital Distributions”), but such Additional Capital Distributions will be automatically reinvested. For further information, see “Taxability of Distributions” below.

Payout of Distributions

Each quarterly distribution will be automatically paid to you unless you choose to have the quarterly distributions reinvested in additional shares. Any Excess Distribution or Additional Capital Distribution will automatically be reinvested in additional shares of the Fund on the record date for the distribution. You may choose to have your quarterly distributions sent directly to your bank account or a check may be mailed to you if your distribution amount is $10 or more. However, if the check is not deliverable or the quarterly distribution amount is less than $10, your quarterly distribution will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all

Retirement Rising Distribution Portfolio – Your account 17

subsequent distributions will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of quarterly distributions, Excess Distributions or Additional Capital Distributions.

Taxability of Distributions

In general, distributions from the Fund, other than a return of capital, are taxable to a shareholder as either ordinary income or capital gains regardless of whether the shareholder reinvests the distributions in additional shares or receives them in cash. Dividends paid from the Fund’s ordinary income and short-term capital gains generally will be taxable to a shareholder as ordinary income. Any long-term capital gains distributed by the Fund are taxable to a shareholder as long-term capital gains no matter how long the shareholder has owned the shares.

For investors who are not exempt from federal income taxes, dividends received from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund’s short-term capital gains are taxable as ordinary income. Distributions from the Fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Fund will provide disclosures with each quarterly distribution that estimate the percentages of the year-to-date distributions that represent net investment income, other income, or return of capital (if any). Internal Revenue Service Form 1099-DIV, which is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional. At the end of the year, the Fund may recharacterize distributions for the year among ordinary income, capital gains, and return of capital (if any) for purposes of tax reporting on Form 1099-DIV.

Return of Capital. If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in the Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of the Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her shares of the Fund, thereby increasing such shareholder’s potential gain (or reducing his or her potential loss) on the future sale of shares of the Fund. Any such distributions in excess of a shareholder’s cost basis in his or her shares of the Fund will be treated as gain from the sale or exchange of those shares.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, the Fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

• Complete the appropriate parts of your account application.

• If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an Account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

• Make sure you have at least $5,000 worth of shares in your account.

• Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

• Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

• Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

• Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Prior to establishing a systematic withdrawal plan, a shareholder should carefully consider that the Fund intends to make quarterly distribution payments as described under “Distribution and Account Policies” above.

Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in the Fund with a minimum investment of $50,000. To find out more, call Signature Services at 1-800-225-5291.

Shareholders who hold a fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 ½ or plan to use the Fund in whole or in part, to meet their annual minimum required distribution. The Fund may not fulfill all your retirement income needs. You must weigh many factors when considering whether to invest in the Fund, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 ½. Before investing in the Fund, you should consider whether to invest non-IRA assets in the Fund or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Fund do not meet your required minimum distributions. If you redeem shares of the Fund to

18 Retirement Rising Distribution Portfolio – Your account

meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Restrictions on 403(b)(7) Plans Accounts

Due to Internal Revenue Service regulations that became effective September 25, 2007, John Hancock funds no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts; no longer accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund portfolio holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Retirement Rising Distribution Portfolio – Your account 19

For more information

Two documents are available that offer further information on the Portfolios:

Annual/Semiannual Report to shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Portfolios. The Portfolios’ SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To obtain a free copy of these documents

There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com
By mail: John Hancock Signature Services, Inc.
              P.O. Box 9510
              Portsmouth, NH 03802-9510
By EASI-Line: 1-800-338-8080
By phone: 1-800-225-5291
By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:
Online: www.sec.gov
By e-mail (duplicating fee required): publicinfo@sec.gov
By mail (duplicating fee required): Public Reference Section
                                                        Securities and Exchange Commission
                                                        Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room, call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC 3320PN 10/08 SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery